SCHEDULE OF OTHER OPERATING INCOME (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Other income	$ 1,213	$ 166,001	$ 144,396
Subsidy from government				490,300
Other operating income	$ 1,213	$ 166,001	$ 144,396	$ 490,300